UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 11/30/2024

Date of reporting period: 11/30/2024

Item 1. Reports to Stockholders.

(a)

Tortoise Energy Infrastructure Total Return Fund
A Class | TORTX
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://oef.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoiseadvisors.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$147	1.17%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Infrastructure Total Return Fund outperformed its benchmark, the Alerian Midstream Energy Select Index, which returned 51.2% for the fiscal year ending November 30, 2024.  This robust performance stemmed from disciplined capital allocation, with company management teams maintaining healthy balance sheets, increasing dividends, repurchasing shares, and focusing on high-return projects. Pipeline companies capitalized on surging power demand fueled by data center growth and advancements in AI, prompting approvals for new natural gas projects. Strong U.S. LNG demand, slower EV adoption, and improved drilling efficiencies offset lower energy commodity prices and reduced fossil fuel risk.
The Fund remains focused on North American energy infrastructure, prioritizing companies with robust balance sheets and growing free cash flow to deliver shareholder returns through dividends and share repurchases. It holds substantial exposure to companies with strategic assets that enable efficient energy transport from the wellhead to the end user, including natural gas infrastructure, the Permian and Marcellus Basins, and key infrastructure connecting the Gulf Coast to the Atlantic Seaboard. In sum, for energy infrastructure companies, cash flow growth accelerated, with expectations for prolonged durability.

Top Contributors
Targa Resources Corp.
ONEOK, Inc.
Williams Companies, Inc.
Energy Transfer LP
MPLX LP

Top Detractors
EQT Corp.
Westlake Chemical Partners LP
Clearway Energy, Inc.
Sunoco LP
NextEra Energy Partners LP
Tortoise Energy Infrastructure Total Return Fund	PAGE 1	TSR-AR-56166Y305

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
A Class (without sales charge)	50.96	17.72	6.24
A Class (with sales charge)	42.69	16.40	5.64
S&P 500 TR	33.89	15.77	13.35
Tortoise North American Pipeline Index TR	48.04	17.16	8.41
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
*  The Fund’s past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$3,242,642,268
Number of Holdings	29
Net Advisory Fee	$21,340,147
Portfolio Turnover	22%
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Tortoise Energy Infrastructure Total Return Fund	PAGE 2	TSR-AR-56166Y305

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Top 10 Issuers	(%)
Targa Resources Corp.	11.1%
Cheniere Energy, Inc.	8.5%
The Williams Companies, Inc.	7.8%
ONEOK, Inc.	7.6%
MPLX LP	7.6%
Energy Transfer LP	7.2%
Kinder Morgan, Inc.	4.8%
Plains GP Holdings L.P.	4.9%
Pembina Pipeline Corporation	4.8%
Enbridge, Inc.	4.7%
Sector Breakdown (% of net assets)
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure Total Return Fund	PAGE 3	TSR-AR-56166Y305

Tortoise Energy Infrastructure Total Return Fund
C Class | TORCX
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://oef.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoiseadvisors.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$240	1.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Infrastructure Total Return Fund outperformed its benchmark, the Alerian Midstream Energy Select Index, which returned 51.2% for the fiscal year ending November 30, 2024.  This robust performance stemmed from disciplined capital allocation, with company management teams maintaining healthy balance sheets, increasing dividends, repurchasing shares, and focusing on high-return projects. Pipeline companies capitalized on surging power demand fueled by data center growth and advancements in AI, prompting approvals for new natural gas projects. Strong U.S. LNG demand, slower EV adoption, and improved drilling efficiencies offset lower energy commodity prices and reduced fossil fuel risk.
The Fund remains focused on North American energy infrastructure, prioritizing companies with robust balance sheets and growing free cash flow to deliver shareholder returns through dividends and share repurchases. It holds substantial exposure to companies with strategic assets that enable efficient energy transport from the wellhead to the end user, including natural gas infrastructure, the Permian and Marcellus Basins, and key infrastructure connecting the Gulf Coast to the Atlantic Seaboard. In sum, for energy infrastructure companies, cash flow growth accelerated, with expectations for prolonged durability.

Top Contributors
Targa Resources Corp.
ONEOK, Inc.
Williams Companies, Inc.
Energy Transfer LP
MPLX LP

Top Detractors
EQT Corp.
Westlake Chemical Partners LP
Clearway Energy, Inc.
Sunoco LP
NextEra Energy Partners LP
Tortoise Energy Infrastructure Total Return Fund	PAGE 1	TSR-AR-56166Y826

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
C Class (without sales charge)	49.88	16.86	5.47
C Class (with sales charge)	48.88	16.86	5.47
S&P 500 TR	33.89	15.77	13.35
Tortoise North American Pipeline Index TR	48.04	17.16	8.41
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
*  The Fund’s past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$3,242,642,268
Number of Holdings	29
Net Advisory Fee	$21,340,147
Portfolio Turnover	22%
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Tortoise Energy Infrastructure Total Return Fund	PAGE 2	TSR-AR-56166Y826

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Top 10 Issuers	(%)
Targa Resources Corp.	11.1%
Cheniere Energy, Inc.	8.5%
The Williams Companies, Inc.	7.8%
ONEOK, Inc.	7.6%
MPLX LP	7.6%
Energy Transfer LP	7.2%
Kinder Morgan, Inc.	4.8%
Plains GP Holdings L.P.	4.9%
Pembina Pipeline Corporation	4.8%
Enbridge, Inc.	4.7%
Sector Breakdown (% of net assets)
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure Total Return Fund	PAGE 3	TSR-AR-56166Y826

Tortoise Energy Infrastructure Total Return Fund
Institutional Class | TORIX
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://oef.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoiseadvisors.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	0.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Infrastructure Total Return Fund outperformed its benchmark, the Alerian Midstream Energy Select Index, which returned 51.2% for the fiscal year ending November 30, 2024.  This robust performance stemmed from disciplined capital allocation, with company management teams maintaining healthy balance sheets, increasing dividends, repurchasing shares, and focusing on high-return projects. Pipeline companies capitalized on surging power demand fueled by data center growth and advancements in AI, prompting approvals for new natural gas projects. Strong U.S. LNG demand, slower EV adoption, and improved drilling efficiencies offset lower energy commodity prices and reduced fossil fuel risk.
The Fund remains focused on North American energy infrastructure, prioritizing companies with robust balance sheets and growing free cash flow to deliver shareholder returns through dividends and share repurchases. It holds substantial exposure to companies with strategic assets that enable efficient energy transport from the wellhead to the end user, including natural gas infrastructure, the Permian and Marcellus Basins, and key infrastructure connecting the Gulf Coast to the Atlantic Seaboard. In sum, for energy infrastructure companies, cash flow growth accelerated, with expectations for prolonged durability.

Top Contributors
Targa Resources Corp.
ONEOK, Inc.
Williams Companies, Inc.
Energy Transfer LP
MPLX LP

Top Detractors
EQT Corp.
Westlake Chemical Partners LP
Clearway Energy, Inc.
Sunoco LP
NextEra Energy Partners LP
Tortoise Energy Infrastructure Total Return Fund	PAGE 1	TSR-AR-56166Y404

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	51.36	18.02	6.53
S&P 500 TR	33.89	15.77	13.35
Tortoise North American Pipeline Index TR	48.04	17.16	8.41
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
*  The Fund’s past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$3,242,642,268
Number of Holdings	29
Net Advisory Fee	$21,340,147
Portfolio Turnover	22%
30-Day SEC Yield	4.55%
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Tortoise Energy Infrastructure Total Return Fund	PAGE 2	TSR-AR-56166Y404

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Top 10 Issuers	(%)
Targa Resources Corp.	11.1%
Cheniere Energy, Inc.	8.5%
The Williams Companies, Inc.	7.8%
ONEOK, Inc.	7.6%
MPLX LP	7.6%
Energy Transfer LP	7.2%
Kinder Morgan, Inc.	4.8%
Plains GP Holdings L.P.	4.9%
Pembina Pipeline Corporation	4.8%
Enbridge, Inc.	4.7%
Sector Breakdown (% of net assets)
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure Total Return Fund	PAGE 3	TSR-AR-56166Y404

Tortoise Energy Infrastructure and Income Fund
A Class | INFRX
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the Tortoise Energy Infrastructure and Income Fund for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://oef.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoiseadvisors.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$159	1.37%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Infrastructure and Income Fund outperformed its benchmark, the Alerian MLP Index, which returned 31.1% for the fiscal year ending November 30, 2024.  This robust performance stemmed from disciplined capital allocation, with company management teams maintaining healthy balance sheets, increasing dividends, repurchasing shares, and focusing on high-return projects. Pipeline companies capitalized on surging power demand fueled by data center growth and advancements in AI, prompting approvals for new natural gas projects. Strong U.S. LNG demand, slower EV adoption, and improved drilling efficiencies offset lower energy commodity prices and reduced fossil fuel risk. Energy credit markets also strengthened, accelerating cash flow growth across the sector.
The Fund remains focused on North American energy infrastructure, prioritizing companies with robust balance sheets and growing free cash flow to deliver shareholder returns through dividends and share repurchases. It holds substantial exposure to natural gas infrastructure, the Permian and Marcellus Basins, and key infrastructure connecting the Gulf Coast to the Atlantic Seaboard. In sum, for energy infrastructure companies, cash flow growth accelerated, with expectations for prolonged durability.

Top Contributors
Targa Resources Corp.
MPLX LP
ONEOK, Inc.
Williams Companies, Inc.
Energy Transfer LP

Top Detractors
New Fortress Energy, Inc.
Devon Energy Corporation
Marathon Petroleum Corporation
ConocoPhillips
Tallgrass Energy LP
Tortoise Energy Infrastructure and Income Fund	PAGE 1	TSR-AR-56167N530

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
A Class (without sales charge)	32.27	14.76	3.84
A Class (with sales charge)	24.96	13.47	3.26
Alerian MLP Total Return Index	31.13	19.23	3.84
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
*  The Fund’s past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$591,073,244
Number of Holdings	43
Net Advisory Fee	$5,214,491
Portfolio Turnover	18%
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Tortoise Energy Infrastructure and Income Fund	PAGE 2	TSR-AR-56167N530

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Top 10 Issuers	(%)
MPLX LP	7.2%
Cheniere Energy, Inc.	7.1%
Targa Resources Corp.	5.0%
Energy Transfer LP	4.9%
ONEOK, Inc.	4.9%
Plains GP Holdings L.P.	4.7%
The Williams Companies, Inc.	4.7%
Enterprise Products Partners LP	4.5%
EQT Corporation	3.7%
ConocoPhillips	3.6%
Sector Breakdown (% of net assets)

United States Natural Gas/Natural Gas Liquids Pipelines (33.8%)
United States Oil & Gas Production (13.8%)
United States Natural Gas Pipelines (10.3%)
United States Refined Product Pipelines (10.2%)
United States Natural Gas Gathering/Processing (9.6%)
United States Renewables and Power Infrastructure (8.0%)
United States Crude Oil Pipelines (4.6%)
Canada Crude Oil Pipelines (3.1%)
Canada Oil & Gas Production (1.4%)
Cash & Other (5.2%)

Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure and Income Fund	PAGE 3	TSR-AR-56167N530

Tortoise Energy Infrastructure and Income Fund
C Class | INFFX
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the Tortoise Energy Infrastructure and Income Fund for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://oef.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoiseadvisors.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$245	2.12%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Infrastructure and Income Fund outperformed its benchmark, the Alerian MLP Index, which returned 31.1% for the fiscal year ending November 30, 2024.  This robust performance stemmed from disciplined capital allocation, with company management teams maintaining healthy balance sheets, increasing dividends, repurchasing shares, and focusing on high-return projects. Pipeline companies capitalized on surging power demand fueled by data center growth and advancements in AI, prompting approvals for new natural gas projects. Strong U.S. LNG demand, slower EV adoption, and improved drilling efficiencies offset lower energy commodity prices and reduced fossil fuel risk. Energy credit markets also strengthened, accelerating cash flow growth across the sector.
The Fund remains focused on North American energy infrastructure, prioritizing companies with robust balance sheets and growing free cash flow to deliver shareholder returns through dividends and share repurchases. It holds substantial exposure to natural gas infrastructure, the Permian and Marcellus Basins, and key infrastructure connecting the Gulf Coast to the Atlantic Seaboard. In sum, for energy infrastructure companies, cash flow growth accelerated, with expectations for prolonged durability.

Top Contributors
Targa Resources Corp.
MPLX LP
ONEOK, Inc.
Williams Companies, Inc.
Energy Transfer LP

Top Detractors
New Fortress Energy, Inc.
Devon Energy Corporation
Marathon Petroleum Corporation
ConocoPhillips
Tallgrass Energy LP
Tortoise Energy Infrastructure and Income Fund	PAGE 1	TSR-AR-56167N514

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
C Class (without sales charge)	31.42	13.92	3.06
C Class (with sales charge)	30.42	13.92	3.06
Alerian MLP Total Return Index	31.13	19.23	3.84
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
*  The Fund’s past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$591,073,244
Number of Holdings	43
Net Advisory Fee	$5,214,491
Portfolio Turnover	18%
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Tortoise Energy Infrastructure and Income Fund	PAGE 2	TSR-AR-56167N514

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Top 10 Issuers	(%)
MPLX LP	7.2%
Cheniere Energy, Inc.	7.1%
Targa Resources Corp.	5.0%
Energy Transfer LP	4.9%
ONEOK, Inc.	4.9%
Plains GP Holdings L.P.	4.7%
The Williams Companies, Inc.	4.7%
Enterprise Products Partners LP	4.5%
EQT Corporation	3.7%
ConocoPhillips	3.6%
Sector Breakdown (% of net assets)
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure and Income Fund	PAGE 3	TSR-AR-56167N514

Tortoise Energy Infrastructure and Income Fund
Institutional Class | INFIX
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the Tortoise Energy Infrastructure and Income Fund for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://oef.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoiseadvisors.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$130	1.12%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Infrastructure and Income Fund outperformed its benchmark, the Alerian MLP Index, which returned 31.1% for the fiscal year ending November 30, 2024.  This robust performance stemmed from disciplined capital allocation, with company management teams maintaining healthy balance sheets, increasing dividends, repurchasing shares, and focusing on high-return projects. Pipeline companies capitalized on surging power demand fueled by data center growth and advancements in AI, prompting approvals for new natural gas projects. Strong U.S. LNG demand, slower EV adoption, and improved drilling efficiencies offset lower energy commodity prices and reduced fossil fuel risk. Energy credit markets also strengthened, accelerating cash flow growth across the sector.
The Fund remains focused on North American energy infrastructure, prioritizing companies with robust balance sheets and growing free cash flow to deliver shareholder returns through dividends and share repurchases. It holds substantial exposure to natural gas infrastructure, the Permian and Marcellus Basins, and key infrastructure connecting the Gulf Coast to the Atlantic Seaboard. In sum, for energy infrastructure companies, cash flow growth accelerated, with expectations for prolonged durability.

Top Contributors
Targa Resources Corp.
MPLX LP
ONEOK, Inc.
Williams Companies, Inc.
Energy Transfer LP

Top Detractors
New Fortress Energy, Inc.
Devon Energy Corporation
Marathon Petroleum Corporation
ConocoPhillips
Tallgrass Energy LP
Tortoise Energy Infrastructure and Income Fund	PAGE 1	TSR-AR-56167N522

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	32.73	15.07	4.10
Alerian MLP Total Return Index	31.13	19.23	3.84
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
*  The Fund’s past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$591,073,244
Number of Holdings	43
Net Advisory Fee	$5,214,491
Portfolio Turnover	18%
Visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Tortoise Energy Infrastructure and Income Fund	PAGE 2	TSR-AR-56167N522

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Top 10 Issuers	(%)
MPLX LP	7.2%
Cheniere Energy, Inc.	7.1%
Targa Resources Corp.	5.0%
Energy Transfer LP	4.9%
ONEOK, Inc.	4.9%
Plains GP Holdings L.P.	4.7%
The Williams Companies, Inc.	4.7%
Enterprise Products Partners LP	4.5%
EQT Corporation	3.7%
ConocoPhillips	3.6%
Sector Breakdown (% of net assets)
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://oef.tortoiseadvisors.com/resource-center/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure and Income Fund	PAGE 3	TSR-AR-56167N522

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2024	FYE 11/30/2023
(a) Audit Fees	$149,250	$139,200
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$61,910	$87,960
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2024	FYE 11/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2024	FYE 11/30/2023
Registrant	$61,910	$87,960
Registrant’s Investment Adviser	$35,300	$33,850

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

TORTOISE FUNDS
TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
TORTOISE ENERGY INFRASTRUCTURE AND INCOME FUND
Core Financial Statements
November 30, 2024

Tortoise Energy Infrastructure Total Return Fund
Schedule of Investments
November 30, 2024

	Shares	Value
COMMON STOCKS - 74.2%
Canada Crude Oil Pipelines - 9.5%
Enbridge, Inc.	3,585,220	$155,526,844
Pembina Pipeline Corporation	3,293,432	135,684,552
South Bow Corp.(a)	592,771	15,441,685
		306,653,081
Canada Natural Gas/Natural Gas Liquids Pipelines - 7.6%
Keyera Corp.	2,859,190	94,288,634
TC Energy Corporation	3,124,726	152,892,843
		247,181,477
United States Crude Oil Pipelines - 4.8%
Plains GP Holdings L.P.	7,683,921	153,832,099
United States Natural Gas Gathering/Processing - 8.2%
Antero Midstream Corporation	4,377,462	69,908,068
EnLink Midstream, LLC	5,314,031	85,077,636
Hess Midstream LP	2,328,074	88,234,005
Kinetik Holdings, Inc.	208,648	12,314,405
Kodiak Gas Services, Inc.	267,812	10,830,317
		266,364,431
United States Natural Gas/Natural Gas Liquids Pipelines - 42.0%
Cheniere Energy, Inc.	1,355,620	303,672,436
DT Midstream, Inc.	611,021	64,841,549
Excelerate Energy, Inc.	369,863	11,454,657
Kinder Morgan, Inc.	5,536,477	156,516,205
NextDecade Corp.(a)	1,890,355	13,686,170
ONEOK, Inc.	2,050,560	232,943,616
Targa Resources Corp.	1,641,268	335,311,052
The Williams Companies, Inc.	4,171,924	244,140,993
		1,362,566,678
United States Refined Product Pipelines - 1.1%
Sunoco LP	650,759	36,741,853
United States Renewables and Power Infrastructure - 1.0%
Clearway Energy, Inc.	539,746	15,917,109
Sempra Energy	176,886	16,568,912
		32,486,021
TOTAL COMMON STOCKS (Cost $1,261,726,285)		2,405,825,640
	Units
MASTER LIMITED PARTNERSHIPS - 23.3%
United States Crude Oil Pipelines - 0.7%
Plains All American Pipeline LP	1,216,655	22,714,949
United States Natural Gas Gathering/Processing - 2.9%
Western Midstream Partners LP	2,340,381	95,276,910

	Units	Value
United States Natural Gas/Natural Gas Liquids Pipelines - 12.0%
Energy Transfer LP	12,331,704	$244,907,642
Enterprise Products Partners LP	4,226,105	145,504,795
		390,412,437
United States Other - 0.1%
Westlake Chemical Partners LP	126,724	3,012,229
United States Refined Product Pipelines - 7.6%
MPLX LP	4,758,870	245,843,224
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $388,614,474)		757,259,749

	Shares
SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
First American Government Obligations Fund - Class X, 4.56%(b)	76,616,346	76,616,346
TOTAL SHORT-TERM INVESTMENTS (Cost $76,616,346)		76,616,346
TOTAL INVESTMENTS - 99.9% (Cost $1,726,957,105)		$3,239,701,735
Other Assets in Excess of Liabilities - 0.1%		2,940,533
TOTAL NET ASSETS - 100.0%		$3,242,642,268

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

1

Tortoise Energy Infrastructure and Income Fund
Schedule of Investments
November 30, 2024

	Shares	Value
COMMON STOCKS - 60.9%
Canada Crude Oil Pipelines - 2.4%
Enbridge, Inc.	331,635	$14,386,326
Canada Oil & Gas Production - 1.4%
Ovintiv, Inc.	187,315	8,507,847
United States Crude Oil Pipelines - 4.6%
Plains GP Holdings L.P.	1,341,442	26,855,669
United States Natural Gas Gathering/Processing - 1.9%
Hess Midstream LP	290,765	11,019,994
United States Natural Gas/Natural Gas Liquids Pipelines - 27.9%
Cheniere Energy, Inc.	225,480	50,509,775
Kinder Morgan, Inc.	588,242	16,629,601
ONEOK, Inc.	281,626	31,992,714
Targa Resources Corp.	165,940	33,901,542
The Williams Companies, Inc.	545,531	31,924,474
		164,958,106
United States Oil & Gas Production - 13.0%
ConocoPhillips	90,649	9,820,913
Coterra Energy, Inc.	432,396	11,553,621
Devon Energy Corporation	158,165	6,002,362
Diamondback Energy, Inc.	60,302	10,709,032
EQT Corporation	690,655	31,383,363
Exxon Mobil Corp.	63,083	7,441,271
		76,910,562
United States Refined Product Pipelines - 2.3%
Marathon Petroleum Corporation	30,510	4,764,136
Phillips 66	67,155	8,997,427
		13,761,563
United States Renewables and Power Infrastructure - 7.4%
Clearway Energy, Inc.	191,993	5,661,874
CMS Energy Corporation	79,417	5,536,159
DTE Energy Company	43,048	5,414,577
Sempra Energy	130,991	12,269,927
Vistra Corp.	93,430	14,933,851
		43,816,388
TOTAL COMMON STOCKS (Cost $206,487,286)		360,216,455

Units
MASTER LIMITED PARTNERSHIPS - 21.1%
United States Natural Gas Gathering/Processing - 2.9%
Western Midstream Partners LP	418,201	17,024,963

	Units	Value
United States Natural Gas Pipelines - 10.3%
Energy Transfer LP	1,639,542	$32,561,304
Enterprise Products Partners LP	825,638	28,426,716
		60,988,020
United States Refined Product Pipelines - 7.9%
MPLX LP	905,477	46,776,942
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $46,664,147)		124,789,925
	Par
CORPORATE BONDS - 16.3%
Canada Crude Oil Pipelines - 0.7%
Enbridge, Inc., 5.50% to 07/15/2027 then 3 mo. Term SOFR + 3.68%, 07/15/2077	$4,000,000	3,878,721
United States Natural Gas Gathering/Processing - 4.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 03/01/2027(a)	6,370,000	6,368,232
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.63%, 07/15/2026(a)	3,800,000	3,807,928
EnLink Midstream, LLC, 5.38%, 06/01/2029	4,455,000	4,522,104
Hess Midstream Operations LP, 5.63%, 02/15/2026(a)	8,125,000	8,120,631
Kodiak Gas Services LLC, 7.25%, 02/15/2029(a)	5,000,000	5,172,465
		27,991,360
United States Natural Gas/Natural Gas Liquids Pipelines - 5.9%
DT Midstream, Inc., 4.38%, 06/15/2031(a)	6,100,000	5,678,352
EQM Midstream Partners LP, 5.50%, 07/15/2028	4,250,000	4,322,613
NGPL PipeCo LLC, 7.77%, 12/15/2037(a)	9,125,000	10,528,614
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(a)	7,925,000	7,724,576
Venture Global LNG, Inc., 9.88%, 02/01/2032(a)	6,000,000	6,675,894
		34,930,049
United States Oil & Gas Production - 0.8%
Comstock Resources, Inc., 6.75%, 03/01/2029(a)	5,000,000	4,933,265

The accompanying notes are an integral part of these financial statements.

2

Tortoise Energy Infrastructure and Income Fund
Schedule of Investments
November 30, 2024 (Continued)

	Units	Value
CORPORATE BONDS - (Continued)
United States Oil Field Services - 1.1%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027(a)	6,575,000	$6,609,089
United States Other - 1.3%
New Fortress Energy, Inc., 6.50%, 09/30/2026(a)	8,400,000	7,843,151
United States Refining - 1.1%
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030(a)	6,000,000	6,163,239
United States Renewables and Power Infrastructure - 0.6%
Vistra Operations Co. LLC, 7.75%, 10/15/2031(a)	3,500,000	3,720,965
TOTAL CORPORATE BONDS (Cost $94,533,270)		96,069,839
	Shares
SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
First American Government Obligations Fund - Class X, 4.56%(b)	8,630,952	8,630,952
TOTAL SHORT-TERM INVESTMENTS (Cost $8,630,952)		8,630,952
TOTAL INVESTMENTS - 99.8% (Cost $356,315,655)		$589,707,171
Other Assets in Excess of Liabilities - 0.2%		1,366,073
TOTAL NET ASSETS - 100.0%		$591,073,244

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $83,346,401 or 14.1% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

3

Tortoise Funds
Statements of Assets and Liabilities
November 30, 2024

	Tortoise Energy Infrastructure Total Return Fund	Tortoise Energy Infrastructure and Income Fund
Assets:
Investments, at fair value (cost $1,726,957,105 and $356,315,655, respectively)	$3,239,701,735	$589,707,171
Cash	95	—
Dividends & interest receivable	2,208,556	2,510,177
Receivable for investment securities sold	4,858,055	—
Receivable for capital shares sold	2,298,279	213,439
Prepaid expenses and other assets	1,481,318	27,547
Total assets	3,250,548,038	592,458,334
Liabilities:
Payable for investment securities purchased	3,266,019	—
Payable for capital shares redeemed	541,815	765,238
Payable for fund distributions	134	—
Payable to Adviser	2,124,067	464,112
Payable for fund administration & accounting fees	159,473	47,359
Payable for compliance fees	1,837	1,835
Payable for custody fees	24,150	4,235
Payable for audit & tax	57,991	33,789
Payable for transfer agent fees & expenses	49,424	17,288
Accrued expenses	1,527,353	19,739
Accrued distribution fees	153,507	31,495
Total liabilities	7,905,770	1,385,090
Net Assets	$3,242,642,268	$591,073,244
Net Assets Consist of:
Paid-in Capital	$2,550,122,873	$746,238,404
Total distributable earnings (accumulated loss)	692,519,395	(155,165,160)
Net assets	$3,242,642,268	$591,073,244
Institutional Class
Net Assets	$2,912,689,014	$509,581,382
Shares issued and outstanding(1)	140,281,590	52,938,796
Net asset value, redemption price and minimum offering price per share	$20.76	$9.63
A Class
Net Assets	$308,434,868	$62,193,023
Shares issued and outstanding(1)	15,125,891	6,317,586
Net asset value, redemption price and minimum offering price per share	$20.39	$9.84
Maximum offering price per share(2)	$21.58	$10.41
C Class
Net Assets	$21,518,386	$19,298,839
Shares issued and outstanding(1)	1,089,145	1,989,353
Net asset value, redemption price and minimum offering price per share	$19.76	$9.70

(1)	Unlimited shares authorized.
(2)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
See accompanying Notes to Financial Statements.

4

Tortoise Funds
Statements of Operations
For the Year Ended November 30, 2024

	Tortoise Energy Infrastructure Total Return Fund	Tortoise Energy Infrastructure and Income Fund
Investment Income:
Dividends income	$65,121,917	$9,363,919
Less: foreign taxes withheld	(3,868,930)	(127,884)
Interest income	2,338,983	6,687,299
Total investment income	63,591,970	15,923,334
Expenses:
Advisory fees (See Note 6)	21,340,147	5,214,491
Fund administration & accounting fees (See Note 6)	933,165	310,227
Transfer agent fees & expenses (See Note 6)	262,856	103,643
Custody fees (See Note 6)	131,313	22,143
Shareholder communication fees	120,617	23,885
Registration fees	84,549	53,841
Audit & tax fees	57,994	33,786
Trustee fees	25,512	22,257
Legal fees	21,830	12,559
Insurance fees	15,115	5,152
Compliance fees (See Note 6)	11,006	11,004
Other	8,206	6,428
Distribution fees (See Note 7):
A Class	575,140	128,692
C Class	186,920	180,469
Total expenses before interest expense	23,774,370	6,128,577
Interest expense on line of credit (See Note 9)	7,932	5,139
Total expenses	23,782,302	6,133,716
Net investment income	39,809,668	9,789,618
Realized and Unrealized Gain (Loss) on Investments and Translations of Foreign Currency
Net realized gain (loss) on:
Investments	287,825,884	35,531,070
Foreign currency translation	(9,044)	—
Net change in unrealized appreciation (depreciation) of:
Investments	782,971,431	106,588,878
Foreign currency translation	(1,409)	(1,111)
Net realized and unrealized gain on investments and translations of foreign currency	1,070,786,862	142,118,837
Net Increase in Net Assets Resulting from Operations	$1,110,596,530	$151,908,455

See accompanying Notes to Financial Statements.

5

Tortoise Funds
Statements of Changes in Net Assets

	Tortoise Energy Infrastructure Total Return Fund		Tortoise Energy Infrastructure and Income Fund
	Year Ended November 30,		Year Ended November 30,
	2024	2023	2024	2023
Operations
Net investment income	$39,809,668	$39,541,790	$9,789,618	$10,445,969
Net realized gain on unaffiliated investments and foreign currency	287,816,840	273,202,779	35,531,070	36,995,944
Net change in unrealized appreciation (depreciation) of unaffiliated investments and translations of foreign currency	782,970,022	(140,489,303)	106,587,767	(19,344,072)
Net increase in net assets resulting from operations	1,110,596,530	172,255,266	151,908,455	28,097,841
Capital Share Transactions
Institutional Class:
Proceeds from shares sold	518,881,617	390,902,199	41,706,694	61,090,754
Proceeds from reinvestment of distributions	93,429,684	67,615,673	14,159,753	14,174,851
Payments for shares redeemed	(557,338,038)	(767,963,098)	(83,289,533)	(99,940,873)
Increase (decrease) in net assets from Institutional Class transactions	54,973,263	(309,445,226)	(27,423,086)	(24,675,268)
A Class:
Proceeds from shares sold(1)	26,057,969	15,773,373	11,544,337	10,535,192
Proceeds from reinvestment of distributions	12,990,799	7,537,237	890,810	764,939
Payments for shares redeemed	(17,796,592)	(22,963,720)	(11,152,949)	(8,409,091)
Increase in net assets from A Class transactions	21,252,176	346,890	1,282,198	2,891,040
C Class:
Proceeds from shares sold	2,139,985	1,234,184	1,088,401	1,342,526
Proceeds from reinvestment of distributions	935,454	712,895	440,927	539,456
Payments for shares redeemed(1)	(7,567,800)	(5,286,444)	(5,317,711)	(6,664,453)
Decrease in net assets from C Class transactions	(4,492,361)	(3,339,365)	(3,788,383)	(4,782,471)
Net increase (decrease) in net assets resulting from capital share transactions	71,733,078	(312,437,701)	(29,929,271)	(26,566,699)
Distributions to Shareholders
From distributable earnings
Institutional Class	(34,103,643)	(56,646,159)	(8,562,675)	(10,850,004)
A Class	(3,514,270)	(4,969,028)	(959,303)	(1,120,812)
C Class	(290,304)	(545,949)	(321,704)	(474,534)
From tax return of capital
Institutional Class	(98,009,179)	(32,455,237)	(17,509,062)	(16,282,380)
A Class	(10,099,530)	(2,885,841)	(1,961,595)	(1,681,978)
C Class	(834,294)	(313,735)	(657,825)	(712,126)
Total distributions to shareholders	(146,851,220)	(97,815,949)	(29,972,164)	(31,121,834)
Total Increase (Decrease) in Net Assets	1,035,478,388	(237,998,384)	92,007,020	(29,590,692)

See accompanying Notes to Financial Statements.

6

Tortoise Funds
Statements of Changes in Net Assets(Continued)

	Tortoise Energy Infrastructure Total Return Fund		Tortoise Energy Infrastructure and Income Fund
	Year Ended November 30,		Year Ended November 30,
	2024	2023	2024	2023
Net Assets
Beginning of year	2,207,163,880	2,445,162,264	499,066,224	528,656,916
End of year	$3,242,642,268	$2,207,163,880	$591,073,244	$499,066,224
Transactions in Shares:
Institutional Class:
Shares sold	32,152,783	29,251,670	5,105,076	8,342,522
Shares issued to holders in reinvestment of dividends	5,770,439	5,084,727	1,692,892	1,946,926
Shares redeemed	(34,474,112)	(57,258,977)	(10,050,979)	(13,667,360)
Increase (decrease) in Institutional Class shares outstanding	3,449,110	(22,922,580)	(3,253,011)	(3,377,912)
A Class:
Shares sold(1)	1,591,281	1,180,887	1,363,994	1,402,538
Shares issued to holders in reinvestment of dividends	812,897	572,589	103,473	102,478
Shares redeemed	(1,112,620)	(1,792,412)	(1,336,554)	(1,121,693)
Increase (decrease) in A Class shares outstanding	1,291,558	(38,936)	130,913	383,323
C Class:
Shares sold	124,782	96,653	129,951	179,078
Shares issued to holders in reinvestment of dividends	60,756	55,315	52,096	72,782
Shares redeemed(1)	(492,928)	(402,800)	(648,742)	(890,571)
Decrease in C Class shares outstanding	(307,390)	(250,832)	(466,695)	(638,711)
Net Increase (Decrease) in shares outstanding	4,433,278	(23,212,348)	(3,588,793)	(3,633,300)

(1)	Includes exchanges between share classes of the fund
See accompanying Notes to Financial Statements.

7

Tortoise Energy Infrastructure Total Return Fund
Financial Highlights
Institutional Class

	Year Ended November 30,
	2024	2023	2022	2021	2020
PER COMMON SHARE DATA(1)
Net asset value, beginning of year	$14.54	$13.97	$11.20	$8.33	$11.61
INVESTMENT OPERATIONS:
Net investment income(2)	0.26(3)	0.19	0.02	0.06	0.12
Net realized and unrealized gain (loss) on investments and translations of foreign currency(2)	6.91	0.97	3.31	3.27	(2.96)
Total from investment operations	7.17	1.16	3.33	3.33	(2.84)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.37)	(0.10)	(0.16)	(0.14)
Net realized gains	—	—	—	—	—
Return of capital	(0.70)	(0.22)	(0.46)	(0.30)	(0.30)
Total distributions	(0.95)	(0.59)	(0.56)	(0.46)	(0.44)
Net asset value, end of year	$20.76	$14.54	$13.97	$11.20	$8.33
Total return	51.36%	8.73%	31.52%	40.51%	(24.70)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (in 000’s)	$2,912,689	$1,989,434	$2,231,400	$1,680,834	$1,493,621
Ratio of expenses to average net assets	0.92%	0.93%	0.93%	0.94%	0.94%
Ratio of expenses excluding interest expense to average net assets	0.92%	0.93%	0.93%	0.93%	0.94%
Ratio of net investment income to average net assets	1.62%	1.78%	1.10%	0.92%	1.64%
Portfolio turnover rate	22%	7%	20%	32%	39%

(1)	For an Institutional Class Share outstanding for the entire period.
(2)
The per common share data for the years ended November 30, 2023, 2022, 2021, and 2020 do not reflect the change in estimate of investment income and return of capital. See Note 2 to the financial statements for further disclosure.

(3)	Per share amounts calculated using average shares method.
See accompanying Notes to Financial Statements.

8

Tortoise Energy Infrastructure Total Return Fund
Financial Highlights
A Class

	Year Ended November 30,
	2024	2023	2022	2021	2020
PER COMMON SHARE DATA(1)
Net asset value, beginning of year	$14.33	$13.80	$11.07	$8.25	$11.50
INVESTMENT OPERATIONS:
Net investment income(loss)(2)	0.22(4)	0.21	(0.03)	0.08	0.16
Net realized and unrealized gain (loss) on investments and translations of foreign currency(2)	6.79	0.90	3.30	3.19	(3.01)
Total from investment operations	7.01	1.11	3.27	3.27	(2.85)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.37)	(0.10)	(0.16)	(0.11)
Net realized gains	—	—	—	—	—
Return of capital	(0.70)	(0.21)	(0.44)	(0.29)	(0.29)
Total distributions	(0.95)	(0.58)	(0.54)	(0.45)	(0.40)
Net asset value, end of year	$20.39	$14.33	$13.80	$11.07	$8.25
Total return(3)	50.96%	8.48%	31.26%	40.12%	(24.94)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (in 000’s)	$308,435	$198,181	$191,407	$168,259	$132,882
Ratio of expenses to average net assets	1.17%	1.18%	1.18%	1.19%	1.19%
Ratio of expenses excluding interest expense to average net assets	1.17%	1.18%	1.18%	1.18%	1.18%
Ratio of net investment income to average net assets	1.37%	1.53%	0.85%	0.67%	1.40%
Portfolio turnover rate	22%	7%	20%	32%	39%

(1)	For an A Class Share outstanding for the entire period. Prior to March 30, 2019, A Class Shares were known as Investor Class Shares.
(2)
The per common share data for the years ended November 30, 2023, 2022, 2021, and 2020 do not reflect the change in estimate of investment income and return of capital. See Note 2 to the financial statements for further disclosure.

(3)	Total return does not reflect sales charges.
(4)	Per share amounts calculated using average shares method.
See accompanying Notes to Financial Statements.

9

Tortoise Energy Infrastructure Total Return Fund
Financial Highlights
C Class

	Year Ended November 30,
	2024	2023	2022	2021	2020
PER COMMON SHARE DATA(1)
Net asset value, beginning of year	$14.00	$13.57	$10.92	$8.18	$11.39
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.09 (3)	0.01	(0.15)	(0.07)	0.05
Net realized and unrealized gain (loss) on investments and translations of foreign currency(2)	6.61	0.98	3.28	3.23	(2.94)
Total from investment operations	6.70	0.99	3.13	3.16	(2.89)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.35)	(0.08)	(0.16)	(0.11)
Net realized gains	—	—	—	—	—
Return of capital	(0.70)	(0.21)	(0.40)	(0.26)	(0.21)
Total distributions	(0.94)	(0.56)	(0.48)	(0.42)	(0.32)
Net asset value, end of year	$19.76	$14.00	$13.57	$10.92	$8.18
Total return	49.88%	7.68%	30.22%	39.00%	(25.41)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (in 000’s)	$ 21,518	$19,548	$22,356	$20,625	$19,530
Ratio of expenses to average net assets	1.92%	1.93%	1.93%	1.94%	1.94%
Ratio of expenses excluding interest expense to average net assets	1.92%	1.93%	1.93%	1.93%	1.94%
Ratio of net investment income (loss) to average net assets	0.62%	0.78%	0.11%	(0.08)%	0.64%
Portfolio turnover rate	22%	7%	20%	32%	39%

(1)	For a C Class Share outstanding for the entire period.
(2)
The per common share data for the years ended November 30, 2023, 2022, 2021, and 2020 do not reflect the change in estimate of investment income and return of capital. See Note 2 to the financial statements for further disclosure.

(3)	Per share amounts calculated using average shares method.
See accompanying Notes to Financial Statements.

10

Tortoise Energy Infrastructure and Income Fund
Financial Highlights
Institutional Class

	Year Ended November 30,
	2024	2023	2022	2021	2020
PER COMMON SHARE DATA(1)
Net asset value, beginning of year	$7.68	$7.70	$6.45	$5.44	$6.74
INVESTMENT OPERATIONS:
Net investment income	0.16(2)	0.16(2)	0.22	0.10	0.11(2)
Net realized and unrealized gain (loss) on investments and translations of foreign currency	2.27	0.29	1.50	1.38	(0.91)
Total from investment operations	2.43	0.45	1.72	1.48	(0.80)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.19)	(0.14)	(0.07)	(0.08)
Net realized gains	—	—	—	—	—
Return of capital	(0.32)	(0.28)	(0.33)	(0.40)	(0.42)
Total distributions	(0.48)	(0.47)	(0.47)	(0.47)	(0.50)
Net asset value, end of year	$9.63	$7.68	$7.70	$6.45	$5.44
Total return	32.73%	6.32%	27.03%	27.63%	(11.83)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (in 000’s)	$509,581	$431,332	$458,578	$353,595	$291,420
Ratio of expenses to average net assets	1.12%	1.13%	1.13%	1.16%	1.14%
Ratio of expenses excluding interest expense to average net assets(5)	1.12%	1.13%	1.13%	1.16%	1.13%
Ratio of net investment income to average net assets	1.94%	2.17%	1.83%	1.00%	2.02%
Portfolio turnover rate(4)	18%	6%	10%	22%	43%

(1)	For an Institutional Class Share outstanding for the entire period.
(2)	Per share amounts calculated using average shares method.
(3)	Amount per share is less than $0.01.
See accompanying Notes to Financial Statements.

11

Tortoise Energy Infrastructure and Income Fund
Financial Highlights
A Class

	Year Ended November 30,
	2024	2023	2022	2021	2020
PER COMMON SHARE DATA(1)
Net asset value, beginning of year	$7.86	$7.88	$6.60	$5.56	$6.87
INVESTMENT OPERATIONS:
Net investment income	0.14 (2)	0.14 (2)	0.13	0.05	0.10 (2)
Net realized and unrealized gain (loss) on investments and translations of foreign currency	2.31	0.30	1.61	1.44	(0.93)
Total from investment operations	2.45	0.44	1.74	1.49	(0.83)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.18)	(0.14)	(0.06)	(0.07)
Net realized gains	—	—	—	—	—
Return of capital	(0.32)	(0.28)	(0.32)	(0.39)	(0.41)
Total distributions	(0.47)	(0.46)	(0.46)	(0.45)	(0.48)
Net asset value, end of year	$9.84	$7.86	$7.88	$6.60	$5.56
Total return(4)	32.27%	6.10%	26.67%	27.19%	(11.96)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (in 000’s)	$62,193	$48,599	$45,741	$38,146	$32,256
Ratio of expenses to average net assets	1.37%	1.38%	1.38%	1.41%	1.39%
Ratio of expenses excluding interest expense to average net assets	1.37%	1.38%	1.38%	1.41%	1.38%
Ratio of net investment income to average net assets	1.69%	1.92%	1.58%	0.75%	1.76%
Portfolio turnover rate	18%	6%	10%	22%	43%

(1)	For an A Class Share outstanding for the entire period.
(2)	Per share amounts calculated using average shares method.
(3)	Amount per share is less than $0.01.
(4)	Total return does not reflect sales charges.
See accompanying Notes to Financial Statements.

12

Tortoise Energy Infrastructure and Income Fund
Financial Highlights
C Class

	Year Ended November 30,
	2024	2023	2022	2021	2020
Per Common Share Data(1)
Net asset value, beginning of year	$7.79	$7.86	$6.60	$5.57	$6.89
INVESTMENT OPERATIONS:
Net investment income (loss)	0.08 (3)	0.09 (3)	(0.11)	(0.18)	0.06 (3)
Net realized and unrealized gain (loss) on investments and translations of foreign currency	2.29	0.29	1.79	1.63	(0.94)
Total from investment operations	2.37	0.38	1.68	1.45	(0.88)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.18)	(0.12)	(0.06)	(0.07)
Net realized gains	—	—	—	—	—
Return of capital	(0.31)	(0.27)	(0.30)	(0.36)	(0.37)
Total distributions	(0.46)	(0.45)	(0.42)	(0.42)	(0.44)
Net asset value, end of year	$9.70	$7.79	$7.86	$6.60	$5.57
Total return(4)	31.42%	5.27%	25.76%	26.35%	(12.72)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (in 000’s)	$19,299	$19,135	$24,339	$23,303	$23,650
Ratio of expenses to average net assets	2.12%	2.13%	2.13%	2.16%	2.14%
Ratio of expenses excluding interest expense to average net assets	2.12%	2.13%	2.13%	2.16%	2.13%
Ratio of net investment income (loss) to average net assets	0.94%	1.17%	0.83%	(0.00)%	1.02%
Portfolio turnover rate	18%	6%	10%	22%	43%

(1)	For a C Class Share outstanding for the entire period.
(2)	Amount per share is less than $0.01.
(3)	Per share amounts calculated using the average shares method.
(4)	Total return does not reflect sales charges.
See accompanying Notes to Financial Statements.

13

Tortoise Funds
Notes to Financial Statements
November 30, 2024
1. Organization
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tortoise Energy Infrastructure Total Return Fund (“Energy Infrastructure Total Return Fund”), the Tortoise Energy Infrastructure and Income Fund (“Energy Infrastructure and Income Fund are each a non-diversified series with their own investment objectives and policies within the Trust. The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services Investment Companies.
The investment objective of the Energy Infrastructure Total Return Fund is total return. The Energy Infrastructure Total Return Fund seeks to achieve its objective by investing primarily in equity securities of master limited partnerships (“MLPs”) and pipeline companies that own and operate a network of energy infrastructure asset systems that transport, store, distribute, gather and/or process crude oil, refined petroleum products (including biodiesel and ethanol), natural gas or natural gas liquids. The Energy Infrastructure Total Return Fund commenced operations on May 31, 2011.
The investment objective of the Energy Infrastructure and Income Fund is primarily to seek current income and secondarily to seek long-term capital appreciation. The Energy Infrastructure and Income Fund primarily invests in equity and debt securities of MLPs focused in the energy infrastructure sector and in equity and debt securities of other companies focused in the energy infrastructure sector. The Energy Infrastructure and Income Fund commenced operations on December 27, 2010.
The Energy Infrastructure Total Return Fund and the Energy Infrastructure and Income Fund offers three classes of shares: the Institutional Class, the A Class and the C Class. Institutional Class shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. A Class shares may be subject to a front-end sales charge of up to 5.50%. C Class shares may be subject to a deferred sales charge of up to 1.00%.
2. Significant Accounting Policies
The Funds are investment companies and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Foreign Currency Translation – The books and records relating to the Funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases: (1) market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of November 30, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended November 30, 2024, the Funds did not incur any interest or penalties. The Energy Infrastructure Total Return Fund and the Energy Infrastructure and Income Fund are subject to examination by U.S. taxing authorities for the tax years ended November 30, 2021 through 2024.

14

Tortoise Funds
Notes to Financial Statements
November 30, 2024(Continued)
Securities Transactions, Income and Distributions – Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Distributions received from the Funds’ investments generally are comprised of ordinary income and return of capital. The Funds allocate distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds.
During the period ended November 30, 2024, the Energy Infrastructure Total Return Fund reallocated the amount of return of capital recognized based on the 2023 tax reporting information received. The impact of this adjustment is a decrease to return of capital by approximately $1,097,522.
During the period ended November 30, 2024, the Energy Infrastructure and Income Fund reallocated the amount of return of capital recognized based on the 2023 tax reporting information received. The impact of this adjustment is a decrease to return of capital by approximately $346,008.
The Energy Infrastructure Total Return Fund and the Energy Infrastructure and Income Fund will make distributions of net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by excise taxes and differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
Reclassification of Capital Accounts – GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. These reclassifications have no effect on net assets, results of operations or net asset value per share. For the year ended November 30, 2024, the following reclassifications were made:

Fund	Distributable Earnings (Losses)	Paid-in Capital
Energy Infrastructure Total Return Fund	$(7,827,593)	$7,827,593
Energy Infrastructure and Income Fund	(3,647,723)	3,647,723

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% and 1.00% of average daily net assets of A Class shares and C Class shares, respectively. Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

15

Tortoise Funds
Notes to Financial Statements
November 30, 2024(Continued)
Illiquid or Restricted Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value. Each Fund will not hold more than 15% of the value of its net assets in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. At November 30, 2024, the Funds did not hold any illiquid securities.
Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and includes money market fund accounts.
New Accounting Pronouncements – In November 2023, the FASB issued ASU No. 2023-07 Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management is currently evaluating the impact of applying the ASU to the Funds’ financial statements.
3. Securities Valuation
The Funds have adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.
Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Common stock (including MLPs) – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian

16

Tortoise Funds
Notes to Financial Statements
November 30, 2024(Continued)
securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.
Corporate and Municipal Bonds – Corporate and municipal bonds, including listed issues, are valued at fair value on the basis of valuation furnished by an independent pricing service which utilized both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.
Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Restricted Securities – Restricted securities are subject to statutory or contractual restrictions on their public resale, which may make it more difficult to obtain a valuation and may limit a Fund’s ability to dispose of them. Investments in private placement securities and other securities for which market quotations are not readily available are valued in good faith by using fair value procedures. Such fair value procedures may consider factors such as discounts to publicly traded issues and time until conversion date.
Derivative Instruments – Listed derivatives, including options, rights, swaps, warrants and futures that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Tortoise Capital Advisors, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value each Fund’s securities by level within the fair value hierarchy as of November 30, 2024:
Energy Infrastructure Total Return Fund

	Level 1	Level 2	Level 3	Total
Common stock	$2,405,825,640	$—	$ —	$2,405,825,640
Master limited partnerships	757,259,749	—	—	757,259,749
Short-term investment	76,616,346	—	—	76,616,346
Total investments in securities	$3,239,701,735	$ —	$—	$3,239,701,735

Energy Infrastructure and Income Fund

	Level 1	Level 2	Level 3	Total
Common stock	$360,216,455	$ —	$ —	$360,216,455
Corporate bond		96,069,839		96,069,839
Master limited partnerships	124,789,925	—	—	124,789,925
Short-term investment	8,630,952	—	—	8,630,952
Total investments in securities	$493,637,332	$96,069,839	$—	$589,707,171

Refer to each Fund’s Schedule of Investments for additional industry information.

17

Tortoise Funds
Notes to Financial Statements
November 30, 2024(Continued)
4. Concentration Risk & General Risk
The Energy Infrastructure Total Return Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in securities of MLP and pipeline companies. Funds that primarily invest in a particular sector may experience greater volatility than funds investing in a broad range of industry sectors.
The Energy Infrastructure and Income Fund seeks to achieve their investment objective by investing, under normal market conditions, at least 80% of its net assets in securities of companies focused in the energy infrastructure sector. Funds that primarily invest in a particular sector may experience greater volatility than funds investing in a broad range of industry sectors.
5. Investment Advisory Fee and Other Transactions with Affiliates
The Trust has an agreement with Tortoise Capital Advisors, L.L.C. (the “Adviser”) to furnish investment advisory services to the Funds. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% for the Energy Infrastructure Total Return Fund, and 1.00% for the Energy Infrastructure and Income Fund of each Fund's average daily net assets.
The Funds’ Adviser has contractually agreed to reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding distribution fees, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for each Fund do not exceed 1.10% for the Energy Infrastructure Total Return Fund and 1.25% for the Energy Infrastructure and Income Fund of the average daily net assets of each Fund. Expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred and at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent and fund accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate of 0.07% of the first $125 million of the average daily net assets of each fund, 0.05% on the next $250 million of the average daily net assets and 0.0325% of the daily average net assets in excess of $375 million, subject to an annual minimum of $60,000 per fund. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2024 are disclosed in the Statements of Operations.
6. Distribution Costs
The Energy Infrastructure Total Return Fund and Energy Infrastructure and Income Fund have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the A Class and the C Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the year ended November 30, 2024, expenses incurred by the A Class and C Class pursuant to the Plan were as follows:

Fund	A Class	C Class
Energy Infrastructure Total Return Fund	$575,140	$ 186,920
Energy Infrastructure and Income Fund	128,692	180,469

18

Tortoise Funds
Notes to Financial Statements
November 30, 2024(Continued)
7. Investment Transactions
The aggregate purchases and sales, excluding U.S. government securities and short-term investments, by the Funds for the year ended November 30, 2024, were as follows:

Fund	Purchases	Sales
Energy Infrastructure Total Return Fund	$ 596,832,033	$ 555,804,967
Energy Infrastructure and Income Fund	91,168,751	133,638,459

8. Federal Tax Information
As of November 30, 2024, cost basis of investments for federal income tax purposes and the components of accumulated losses on a tax basis were as follows:

	Energy Infrastructure Total Return Fund	Energy Infrastructure and Income Fund
Cost of investments	$1,738,920,995	$285,009,532
Gross unrealized appreciation	1,608,245,427	316,733,099
Gross unrealized depreciation	(259,304,753)	(67,753,016)
Net unrealized appreciation (depreciation)	1,348,940,674	248,980,083
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	—
Total distributable earnings	—	—
Other accumulated losses	(656,421,279)	(404,145,243)
Total accumulated gains (losses)	$692,519,395	$(155,165,160)

The difference between book and tax-basis cost is attributable primarily to wash sales and MLP adjustments, if any.
As of November 30, 2024, the Energy Infrastructure Total Return Fund and the Energy Infrastructure and Income Fund had short-term capital loss carryforwards of $62,884,774 and $151,894,181, respectively, and long-term capital loss carryforwards of $593,536,505 and $121,807,971, respectively, which may be carried forward for an unlimited period under the Regulated Investment Company Modernization Act of 2010. In addition to the total capital loss carryforward, the Energy Infrastructure and Income Fund has a short-term carryforward of $60,302,395 and a long-term carryforward of $70,140,696 that it inherited as the result of the merger with Tortoise MLP & Energy Infrastructure Fund. These capital loss carryforwards are further subject to an annual limitation of $322,739 pursuant to IRC. Sec. 382 and 383. To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforwards. Capital loss carryforwards will retain their character as either short-term or long-term capital losses. Thus, such losses must be used first to offset gains of the same character; for example, long-term loss carryforwards will first offset long-term gains, before they can be used to offset short-term gains. For the Energy Infrastructure Total Return Fund and Energy Infrastructure and Income Fund, the capital gains and losses have been estimated based on information currently available and are subject to revision upon receipt of the 2024 tax reporting information from the individual MLPs. As of November 30, 2024, Energy Infrastructure Total Return Fund and the Energy Infrastructure and Income Fund utilized $159,175,763 and $29,639,932 of capital loss carryforwards in the current year, respectively.
In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending November 30 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are any net ordinary capital losses incurred between January 1 and the end of their fiscal year, November 30, 2024. For the taxable year ended November 30, 2024, The Energy Infrastructure Total Return Fund and the Energy Infrastructure do not plan to defer any late year losses.

19

Tortoise Funds
Notes to Financial Statements
November 30, 2024(Continued)
During the year ended November 30, 2024, the Funds paid the following distributions to shareholders:

	Energy Infrastructure Total Return Fund	Energy Infrastructure and Income Fund
Ordinary income*	$37,908,217	$9,843,682
Long-term capital gains**	—	—
Return of capital	108,943,003	20,128,482
Total distributions	$146,851,220	$29,972,164

During the year ended November 30, 2023, the Funds paid the following distributions to shareholders:

	Energy Infrastructure Total Return Fund	Energy Infrastructure and Income Fund
Ordinary income*	$62,161,136	$12,445,350
Long-term capital gains**	—	—
Return of capital	35,654,813	18,676,484
Total distributions	$97,815,949	$31,121,834

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Funds designate as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(C).
9. Line of Credit
The Funds have established a line of credit (“LOC”) in the amount of $150,000,000. Borrowings under the loan agreement are charged an interest rate equal to prime, 7.75% as of November 30, 2024. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds custodian, U.S. Bank, N.A. During the year ended November 30, 2024, the Energy Infrastructure and Income Fund did not have any borrowings under the LOC. During the year ended November 30, 2024, Energy Infrastructure Total Return Fund and Energy Infrastructure and Income Fund was as follows:

Fund	Average Borrowings	Weighted-Average Interest Rate	Amount Outstanding as of November 30, 2024
Energy Infrastructure and Income Fund	$63,415	8.01%	$ —

10. Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2024, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Energy Infrastructure and Income Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	35.89%

11. Subsequent Events
On December 30, 2024, the Energy Infrastructure Total Return Fund paid an income distribution to the Institutional Class in the amount of $22,220,716 or $0.15411551 per share and the A Class in the amount of $1,779,208 or $0.11582119 per share.
On December 30, 2024, the Energy Infrastructure and Income Fund paid an income distribution to the Institutional Class in the amount of $740,933 or $0.01413624 per share.
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

20

Tortoise Funds
Report of Independent Registered Public Accounting Firm
To the Shareholders of Tortoise Energy Infrastructure Total Return Fund
and Tortoise Energy Infrastructure and Income Fund and
the Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Tortoise Energy Infrastructure Total Return Fund and Tortoise Energy Infrastructure and Income Fund (collectively referred to as the “Funds”) (two of the funds constituting the Managed Portfolio Series (the “Trust”)), including the schedules of investments, as of November 30, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting the Managed Portfolio Series) at November 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of the portfolios that comprise the Managed Portfolio Series since 2011.
Minneapolis, Minnesota
January 28, 2025

21

Tortoise Funds
Additional Information (Unaudited)
Availability of Fund Portfolio Information
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-855-TCA-Fund or 1-855-822-3863.
Availability of Proxy Voting Information
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863, or (2) on the SEC’s website at www.sec.gov.
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended November 30, 2024, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00% and 95.13% for the Energy Infrastructure Total Return Fund and Energy Infrastructure and Income Fund , respectively.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2024, was 100.00% and 86.26% for the Energy Infrastructure Total Return Fund, and Energy Infrastructure and Income Fund, respectively.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) was 0.00% and 0.00% for the Energy Infrastructure Total Return Fund, and Energy Infrastructure and Income Fund, respectively.

22

Contacts
Board of Trustees
David Massart
Leonard Rush, CPA
David Swanson
Robert Kern
Investment Adviser
Tortoise Capital Advisors, L.L.C.
5901 College Boulevard, Suite 400
Overland Park, KS 66211
Independent Registered Public Accounting Firm
Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
Fund Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7096
855-TCA-FUND
(855-822-3863)
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-TCA-Fund or 1-855-822-3863.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Filed herewith”

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	February 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	February 6, 2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	February 6, 2025

* Print the name and title of each signing officer under his or her signature.